Supplemental Cash Flow Information	9 Months Ended
Sep. 30, 2023
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
18.	SUPPLEMENTAL CASH FLOW INFORMATION

	September 30, 2023	September 30, 2022
	($)	($)
Non-cash investing and financing activities:
Shares issued to acquire Holdco shares	-	11,441
Shares issued in connection with Xcite acquisition	-	4,196